Risk Management and Report (Details) - Schedule of Adverse Scenario Market Factors Fluctuations	12 Months Ended
Dec. 31, 2023
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	31
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	186
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	101
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	553
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	(7)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	17
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLP Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	245
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLF Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	685
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio USD Offshore Libor Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	12
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio Spread USD On/Off Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	45
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	8
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	101
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	107
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	199
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	(18)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	8
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLP Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	132
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio CLF Bonds [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	238
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio USD Offshore Libor Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	38
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario AFS Portfolio Spread USD On/Off Derivatives [Member]
Schedule of Adverse Scenario Market Factors Fluctuations [Line items]
Reasonably possible increase (decrease) in risk assumption (bps)	21